Equity - Exercises of share options under the VSOP plan and legacy program (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 shares	Aug. 31, 2020 shares	Dec. 31, 2023 shares	Dec. 31, 2022 Option shares
Old VSOP Plan
Equity
Number of shares received	765,223	759,677	777,260	786,746
Number of shares held for payable of tax liabilities	523,897	390,023
Number of shares issued for exercise of stock options	241,326	369,654
New VSOP Plan
Equity
Number of shares issued for exercise of stock options			69,246	147,620
Forfeiteded during the period | Option				96,785
Legacy plan
Equity
Number of share options granted			0